JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.9%
Aerospace & Defense — 2.6%
Arconic, Inc.	304	7,891
General Dynamics Corp.	180	32,964

		40,855

Airlines — 2.4%
JetBlue Airways Corp. *	488	8,179
Southwest Airlines Co.	544	29,403

		37,582

Automobiles — 1.2%
Ford Motor Co.	719	6,586
General Motors Co.	339	12,710

		19,296

Banks — 9.3%
Bank of America Corp.	821	23,940
Citigroup, Inc.	484	33,464
Citizens Financial Group, Inc.	440	15,549
Comerica, Inc.	110	7,252
East West Bancorp, Inc.	298	13,194
Huntington Bancshares, Inc.	334	4,769
KeyCorp	1,690	30,152
US Bancorp	286	15,827

		144,147

Biotechnology — 1.7%
Alexion Pharmaceuticals, Inc. *	53	5,152
Celgene Corp. *	152	15,123
Gilead Sciences, Inc.	96	6,110

		26,385

Building Products — 0.4%
Owens Corning	106	6,706

Capital Markets — 3.0%
Intercontinental Exchange, Inc.	96	8,812
Morgan Stanley	875	37,340

		46,152

Chemicals — 5.8%
Celanese Corp.	98	11,997
Eastman Chemical Co.	105	7,737
FMC Corp.	637	55,835
Linde plc (United Kingdom)	71	13,657

		89,226

Consumer Finance — 1.1%
Capital One Financial Corp.	191	17,350

Containers & Packaging — 1.4%
Crown Holdings, Inc. *	283	18,708
Westrock Co.	84	3,055

		21,763

Diversified Financial Services — 2.5%
Berkshire Hathaway, Inc., Class B *	189	39,233

Electric Utilities — 3.4%
Edison International	191	14,398
Exelon Corp.	423	20,435
NextEra Energy, Inc.	75	17,544

		52,377

Electrical Equipment — 0.8%
Eaton Corp. plc	141	11,757

Equity Real Estate Investment Trusts (REITs) — 8.9%
Empire State Realty Trust, Inc., Class A	749	10,684
Equinix, Inc.	15	8,710
HCP, Inc.	476	16,946
JBG SMITH Properties	213	8,332
Prologis, Inc.	136	11,581
SL Green Realty Corp.	182	14,862
Ventas, Inc.	347	25,349
VEREIT, Inc.	432	4,222
VICI Properties, Inc.	668	15,139
Weingarten Realty Investors	226	6,592
WP Carey, Inc.	172	15,349

		137,766

Food & Staples Retailing — 1.4%
Sprouts Farmers Market, Inc. *	169	3,266
Walmart, Inc.	161	19,155

		22,421

Food Products — 1.6%
Lamb Weston Holdings, Inc.	349	25,401

Health Care Equipment & Supplies — 3.9%
Becton Dickinson and Co.	93	23,627
Boston Scientific Corp. *	180	7,304
Zimmer Biomet Holdings, Inc.	212	29,046

		59,977

Health Care Providers & Services — 2.7%
Cigna Corp.	199	30,130
Laboratory Corp. of America Holdings*	66	11,055

		41,185

Hotels, Restaurants & Leisure — 2.2%
Norwegian Cruise Line Holdings Ltd. *	282	14,610
Royal Caribbean Cruises Ltd.	181	19,575

		34,185

Household Durables — 2.0%
Lennar Corp., Class A	296	16,538
Mohawk Industries, Inc. *	112	13,846

		30,384

Household Products — 1.1%
Energizer Holdings, Inc. (a)	223	9,718
Procter & Gamble Co. (The)	65	8,035

		17,753

Insurance — 3.4%
Everest Re Group Ltd.	18	4,657
Hartford Financial Services Group, Inc. (The)	173	10,461
MetLife, Inc.	409	19,279
Prudential Financial, Inc.	88	7,898
Travelers Cos., Inc. (The)	65	9,635

		51,930

IT Services — 1.5%
Cognizant Technology Solutions Corp., Class A	233	14,011
Fidelity National Information Services, Inc.	66	8,749

		22,760

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Leisure Products — 0.5%
Brunswick Corp.	145	7,542

Machinery — 3.2%
Deere & Co.	57	9,682
Ingersoll-Rand plc	51	6,321
Parker-Hannifin Corp.	117	21,168
Stanley Black & Decker, Inc.	83	12,029

		49,200

Media — 8.7%
Altice USA, Inc., Class A *	314	9,014
Charter Communications, Inc., Class A *	106	43,643
Comcast Corp., Class A	1,576	71,060
Discovery, Inc., Class A * (a)	162	4,317
DISH Network Corp., Class A *	185	6,289

		134,323

Metals & Mining — 0.2%
Alcoa Corp. *	171	3,434

Oil, Gas & Consumable Fuels — 8.3%
Chevron Corp.	340	40,276
Concho Resources, Inc.	334	22,706
Marathon Petroleum Corp.	672	40,848
Pioneer Natural Resources Co.	190	23,909

		127,739

Pharmaceuticals — 5.2%
Eli Lilly & Co.	198	22,172
Merck & Co., Inc.	371	31,256
Pfizer, Inc.	733	26,326

		79,754

Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.	90	10,089
Broadcom, Inc.	19	5,246
First Solar, Inc. *	98	5,708
ON Semiconductor Corp. *	279	5,367

		26,410

Software — 1.2%
LogMeIn, Inc.	111	7,841
Microsoft Corp.	74	10,219

		18,060

Specialty Retail — 1.2%
Advance Auto Parts, Inc.	57	9,428
Best Buy Co., Inc.	136	9,382

		18,810

Technology Hardware, Storage & Peripherals — 0.4%
Dell Technologies, Inc., Class C *	118	6,130

Textiles, Apparel & Luxury Goods — 1.1%
Levi Strauss & Co., Class A * (a)	142	2,694
PVH Corp.	137	12,096
Tapestry, Inc.	113	2,952

		17,742

Tobacco — 1.4%
Altria Group, Inc.	127	5,182
Philip Morris International, Inc.	215	16,287

		21,469

Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc. *	109	8,547

TOTAL COMMON STOCKS (Cost $1,396,415)		1,515,751

	No. of Warrants (000)
WARRANTS — 0.0% (b)
Consumer Finance — 0.0% (b)
Emergent Capital, Inc. expiring 10/1/2019, price 10.75 USD * (Cost $ —)	36	—	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 1.1%
INVESTMENT COMPANIES — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (d) (e) (Cost $17,475)	17,470	17,475

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (d) (e) (Cost $4,174)	4,174	4,174

Total Investments — 99.3% (Cost $1,418,064)		1,537,400
Other Assets Less Liabilities — 0.7%		10,308

Net Assets — 100.0%		1,547,708

Percentages indicated are based on net assets.

Abbreviations

USD	United States Dollar

(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 is approximately $4,031,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,537,400	$—	(b)	$—	$1,537,400

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of warrants. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Amount rounds to less than one thousand.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (a)(b)	$11,520	$336,454	$330,498	$—	(c)	$(1)	$17,475	17,470	$207	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a)(b)	—	39,221	35,047	—		—	4,174	4,174	23	—

Total	$11,520	$375,675	$365,545	$—	(c)	$(1)	$21,649		$230	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.
(c)	Amount rounds to less than one thousand.